Stockholders' Equity - Public Offering (Details) $ / shares in Units, $ in Millions	1 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares) | shares	708,000
Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares) | shares	4,720,000
Net proceeds received from public offering	$ 202.9
Public Stock Offering | Public offering fees
Subsidiary, Sale of Stock [Line Items]
Payments of stock issuance costs	$ 1.0
Public Stock Offering | Under writing commissions
Subsidiary, Sale of Stock [Line Items]
Offering price per share (in dollars per share) | $ / shares	$ 46
Payments of stock issuance costs	$ 13.2